DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)     DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company” or “ATA”), through its subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), Xing Wei Institute (Hong Kong) Limited (“Xing Wei”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Muhua Shangce Learning Data & Technology (Beijing) Limited (“Muhua Shangce”, formerly known as ATA Learning Data & Technology (Beijing) Limited (“ATA Data”)), ATA Intelligent Learning (Beijing) Technology Limited (“ATA Intelligent Learning”) (collectively, referred to as the “Group”), focuses on providing quality educational experiences and services for students throughout the People’s Republic of China (the “PRC”) and abroad. ATA aims to offer project-based learning education programs in cooperation with global education partners. Prior to the consummation of the ATA Online Sale Transaction as described below, ATA, through its wholly-owned subsidiaries, including ATA Learning (Beijing) Inc. (“ATA Learning”), Zhongxiao Zhixing Education Technology (Beijing) Limited (“Zhongxiao Zhixing”), ATA Online (Beijing) Education Technology Co., Ltd. (“ATA Online”) and its subsidiaries (collectively, referred to as “ATA Online Business”), primarily provided computer-based testing services.

On February 6, 2018, ATA entered into a share purchase agreement (the “Share Purchase Agreement”) with a group of investors to sell all of the outstanding equity interests of ATA Online Business (“ATA Online Sale Transaction” or the “Transaction”). In connection with the completion of the Transaction in August 2018, ATA Learning, Zhongxiao Zhixing, ATA Online and its subsidiaries are no longer consolidated into ATA’s consolidated financial statements. As a result of the Transaction, ATA no longer conducts the computer-based testing services and other testing related services previously operated by ATA Online.

VIE Agreements

PRC regulations prohibit direct foreign ownership of business entities that engage in internet content provision (“ICP’’) services in the PRC. The Company and its subsidiaries are foreign owned business entities under the PRC law and accordingly are prohibited from providing ICP services in the PRC, including having ownership of entities engaged in providing such services. ATA Intelligent Learning plans to provide ICP international education business services in sectors, which include but are not limited to, training courseware, online trainings and platforms in the PRC. ATA has no legal ownership interest in ATA Intelligent Learning. The legal ownership interests of ATA Intelligent Learning are 90% owned by Mr. Kevin Xiaofeng Ma, our chairman of the board and chief executive officer, and 10% owned by Mr. Haichang Xiong, our general counsel. Mr. Ma and Mr. Xiong are PRC citizens. Both individuals are nominee shareholders of ATA Intelligent Learning and holding their equity interests on behalf of ATA. Through a series of contractual agreements, including loan agreements, a call option and cooperation agreement, an equity pledge agreement, an exclusive technical consulting and services agreement and a power of attorney (collectively, the “VIE Agreements”) among ATA Testing, ATA Intelligent Learning, and their nominee shareholders, the nominee shareholders of ATA Intelligent Learning have granted all their legal rights including voting rights and disposition rights of their equity interests in ATA Intelligent Learning to ATA Testing. The nominee shareholders of ATA Intelligent Learning do not participate significantly in income and loss and do not have the power to direct the activities of ATA Intelligent Learning that most significantly impact their economic performance. Accordingly, ATA Intelligent Learning is considered a variable interest entity.

Although ATA does not have an equity investment in ATA Intelligent Learning, ATA has other variable interests in ATA Intelligent Learning through its wholly-owned subsidiary, ATA Testing, among others, (i)ATA Testing’s subordinated loans to Mr. Kevin Xiaofeng Ma and Mr. Haichang Xiong (used by them to finance their equity investment in ATA Intelligent Learning) and other subordinated loans to ATA Intelligent Learning, (ii) ATA Testing’s right, under the loan agreement, to receive all the dividends declared by ATA Intelligent Learning through its nominee shareholders and (iii) ATA Testing’s exclusive purchase option to acquire (or to have ATA Testing’s designee acquire) 100% of the equity interest or assets in ATA Intelligent Learning for a consideration equal to the loans provided by ATA Testing to Mr. Kevin Xiaofeng Ma and Mr. Haichang Xiong, to the extent permitted under PRC law. As a result of these variable interests, ATA has the obligation to absorb the expected losses and the right to receive expected residual returns of ATA Intelligent Learning.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A,ATA has a controlling financial interest in ATA Intelligent Learning through its wholly-owned subsidiary, ATA Testing, because ATA (i) has the power to direct activities of ATA Intelligent Learning that most significantly impact the economic performance of ATA Intelligent Learning; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of ATA Intelligent Learning that could potentially be significant to ATA Intelligent Learning. Thus, ATA is the primary beneficiary of ATA Intelligent Learning.

Accordingly, the financial statements of ATA Intelligent Learning are consolidated in the Company’s consolidated financial statements. Under the terms of the VIE Agreements, ATA Intelligent Learning’s nominee shareholders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to ATA. All of the equity (net assets) and net incomes or losses of ATA Intelligent Learning are attributed to ATA.

The key terms of these VIE Agreements are as follows:

Loan agreements: ATA Testing lent to ATA Intelligent Learning’s nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong, interest free loans in the amount of RMB 10.0 million for the sole purpose of investing in ATA Intelligent Learning as ATA Intelligent Learning’s registered capital. The nominee shareholders of ATA Intelligent Learning can only repay the loans by transferring all of their legal ownership interest in ATA Intelligent Learning to ATA Testing or to a third party designated by ATA Testing. The nominee shareholders of ATA Intelligent Learning are required to pay to ATA Testing all dividends received from ATA Intelligent Learning. The initial terms of the loans are ten years, which may be extended upon the written agreement of ATA Testing and ATA Intelligent Learning’s nominee shareholders. The approval of ATA Intelligent Learning is not required for the renewal of the loan agreements nor can ATA Intelligent Learning terminate the loan agreement during the contract term. ATA Testing lent RMB 1.0 million on March 15, 2018 and RMB 9.0 million on December 28, 2018. As of December 31, 2018, the remaining terms of the loan agreements are 9.2 years and 10.0 years for the loans of RMB 1.0 million and RMB 9.0 million, respectively, assuming no renewal of the agreement. On March 19, 2019, ATA Testing, ATA Intelligent Learning and each of the nominee equity shareholders of ATA Intelligent Learning entered into a supplementary agreement to the VIE agreements, pursuant to which the aggregate amount of loans made by ATA Testing to the shareholders of ATA Intelligent Learning for the capitalization of ATA Intelligent Learning was increased from RMB 10.0 million to RMB 30.0 million with all other terms and conditions under the VIE Agreements remain unchanged.

Exclusive technical consulting and services agreement: ATA Testing has the sole and exclusive right to provide specified technology consulting and services to ATA Intelligent Learning. The Parties agree that the intellectual property rights created by ATA Testing in the course of performing this agreement, including without limitation any copyrights, trademarks or logos registered or not, patents and proprietary technology, shall belong to ATA Testing. The consulting fee payable by ATA Intelligent Learning to ATA Testing shall be confirmed by ATA Testing in writing and be calculated based on the actual time spent by ATA Testing in providing services to ATA Intelligent Learning on a quarterly basis. The consulting fee shall be settled on a quarterly basis, and at the end of each year, ATA Testing shall confirm the total consulting and other fees incurred for the year in writing and ATA Intelligent Learning shall settle any outstanding on a timely basis. This agreement was entered in on March 15, 2018 and shall continue for a period of 30 years from thenon and shall be automatically extended for another 10 years unless ATA Testing gives its written notice terminating this agreement 3 months before the expiration of this agreement.

Call option and cooperation agreement: Pursuant to the call option and cooperation agreement entered into among ATA Testing, ATA Intelligent Learning and its nominee shareholders, when permitted by applicable laws, ATA Testing (or any eligible party designated by ATA Testing) shall have the right to acquire, at any time, all of ATA Intelligent Learning’s assets or its share equity owned by the nominee shareholders of ATA Intelligent Learning, at a price equal to the sum of the principles of the loans (RMB 10.0 million) from ATA Testing to the nominee shareholders of ATA Intelligent Learning. If ATA Testing elects to purchase a portion of ATA Intelligent Learning’s share equity or assets, the exercise price for such purpose shall be adjusted accordingly based on the percentage of such share equity or assets to be purchased over the total share equity or assets. Without the prior written consent of ATA Testing, ATA Intelligent Learning may not sell or otherwise dispose its assets or beneficial interests, create or allow any encumbrance on its assets or other beneficial interests, enter into any material contracts (except those contracts entered into in the ordinary course of business), or distribute dividends to the nominee shareholders. ATA Testing is also obligated to provide financial support to ATA Intelligent Learning’s operation to which ATA Testing has no recourse right if ATA Intelligent Learning cannot repay such financing due to its losses. This agreement shall be effective upon the execution date and remain effective thereafter. This agreement can only be terminated with the unanimous consent of all parties, except that ATA Testing may terminate this agreement with 30 days prior notice to the other parties.

Equity interest pledge agreement: To secure the payment obligations of ATA Intelligent Learning, ATA Intelligent Learning’s nominee shareholders have pledged to ATA Testing their entire equity ownership interests in ATA Intelligent Learning, each of the nominee shareholders of ATA Intelligent Learning has pledged all of his equity interest in ATA Intelligent Learning to guarantee his and ATA Intelligent Learning’s performance of his obligations under, where applicable, the exclusive technical consulting and services agreement and the call option and cooperation agreement. If ATA Intelligent Learning or the nominee shareholders of ATA Intelligent Learning breach their contractual obligations under these agreements, ATA Testing, as pledgee, will have the right to dispose the pledged equity interests. The nominee shareholders of ATA Intelligent Learning agree that, during the term of the equity interest pledge agreements, they will not dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests, and they also agree that ATA Testing’s rights relating to the equity pledge should not be suspended or hampered by the nominee shareholders, their successors or their designates. During the term of the equity interest pledge agreement, ATA Testing has the right to receive all of the dividends and profits distributed on the pledged equity. The term of the equity interest pledge agreement shall commence on March 15, 2018 and shall expire on the earlier of (a) the date on which all outstanding secured obligations are paid in full or otherwise satisfied (as applicable); (b) ATA Testing enforces the equity interest pledge agreement pursuant to the terms and conditions, to satisfy its rights under the secured obligations and pledged collateral in full, or (c) the nominee shareholders of ATA Intelligent Learning complete their transfer of the equity interest to another party (individual or legal entity) pursuant to the “Call Option and Cooperation Agreement” and no longer holds any equity interest in ATA Intelligent Learning. ATA Intelligent Learning has registered these equity interest pledge agreements with the competent Administration for Industry and Commerce on April 27, 2018. The registration of the equity pledge enables ATA Testing to enforce the equity pledge against third parties who acquire the equity interests of ATA Intelligent Learning in good faith.

Power of attorney: Pursuant to the irrevocable powers of attorney, each of the nominee shareholders of ATA Intelligent Learning, who signed the power of attorney on March 15, 2018, appointed ATA Testing or any eligible person designated by ATA Testing as his attorney-in-fact to exercise all voting rights and other nominee shareholders rights of ATA Intelligent Learning, including but not limited to appointing or electing on their directors and executive officers. The person designated by ATA Testing is entitled to sign the transfer documents necessary for the fulfilment of the exclusive technical consulting and services agreement and the call option and cooperation agreement, and to join the liquidation group and participate in the liquidation of ATA Intelligent Learning. The term of the powers of attorney shall be consistent with the term of the equity interest pledge agreements and call option and cooperation agreement and shall be extended along with the equity interest pledge agreements and call option and cooperation agreement.

The Company relies on the VIE Agreements to operate and control ATA Intelligent Learning. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Company with control over ATA Intelligent Learning. Any failure by ATA Intelligent Learning or its nominee shareholders to perform their obligations under the VIE Agreements would have a material adverse effect on the financial position and financial performance of the Company. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion of Jincheng Tongda & Neal Law Firm, our PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. The Company cannot assure that the PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the contractual arrangements with ATA Intelligent Learning are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	revoke the Company’s business and operating licenses;
•	levy fines on the Company;
•	confiscate any of the Company’s income that they deem to be obtained through illegal operations;
•	shut down a portion or all of the Company’s servers or block a portion or all of the Company’s website;
•	discontinue or restrict the Company’s operations in PRC;
•	impose conditions or requirements with which the Company may not be able to comply;
•	require the Company to restructure its corporate and contractual structure;
•	take other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these government actions, or any inability to enforce the contractual arrangements upon a breach, causes the Company to lose its ability to direct the activities of ATA Intelligent Learning or receive substantially all the economic benefits and residual returns from ATA Intelligent Learning and the Company is not able to restructure its ownership structure and operations in a satisfactory manner, the Company would no longer be able to consolidate the financial results of ATA Intelligent Learning in the Company’s consolidated financial statements. Total assets, total liabilities, equity, revenues, net income and cash flows of the Company would be significantly less than the reported amount in the consolidated financial statements of the Company. In the opinion of management, the likelihood of deconsolidation of ATA Intelligent Learning is remote based on current facts and circumstances.

The equity interests of ATA Intelligent Learning are legally held by Mr. Ma and Mr. Xiong as nominee shareholders on behalf of ATA. Mr. Ma is chairman of the board and director of ATA and Mr. Xiong is general counsel of ATA. Mr. Ma holds over 50% of the total ordinary shares issued and outstanding as of December 31, 2018. The Company cannot assure that when conflicts of interest arise, either the nominee shareholders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favour. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee shareholders and the Company, except that ATA Testing could exercise the purchase option under the exclusive option agreement with the nominee shareholders to request them to transfer all of their equity ownership in ATA Intelligent Learning to a PRC entity or individual designated by ATA Testing. The Company relies on the nominee shareholders, who are ATA’s director and general counsel and who owe a fiduciary duty to ATA, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires the nominee shareholders to act in good faith and in the best interests of ATA and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee shareholders of ATA Intelligent Learning, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s involvement with ATA Intelligent Learning under the VIE Agreements affected the Company’s consolidated financial position, results of operations and cash flows as presented below.

The following financial statement amounts and balances of ATA Intelligent Learning were included in the accompanying consolidated financial statements as of and for the year ended December 31, 2018.

December 31, 2018
RMB

Cash	25,369,355
Prepaid expenses and other current assets	32,860
Total current assets	25,402,215
Long-term investment	5,919,198
Property and equipment, net	8,382
Total assets	31,329,795

Accrued expenses and other payables	455,577
Amounts due to a related party (i)	28,000,000
Total current liabilities	28,455,577
Total liabilities	28,455,577

Year ended
December 31, 2018
RMB

Net revenues	—
Net loss	(7,125,782)

Year ended
December 31
2018
RMB
Net cash used in operating activities	(172,145)
Net cash used in investing activities (ii)	(12,458,500)
Net cash received from financing activities (ii)	38,000,000

(i)	Amounts due to a related party represent the amount due to ATA Testing, which are eliminated on consolidation.
(ii)

RMB 12,450,000 of net cash used in investing activities and RMB 38,000,000 of net cash received from financing activities were related to the transactions with ATA subsidiaries, which are eliminated on consolidation.

In accordance with the VIE Agreements, the Company has the power to direct the activities of ATA Intelligent Learning and can have assets transferred out of ATA Intelligent Learning. Therefore, the Company considers that there are no assets in ATA Intelligent Learning that can be used only to settle obligations of ATA Intelligent Learning, except for the registered capital amounting RMB 10.0 million as of December 31, 2018. None of the assets of ATA Intelligent Learning has been pledged or collateralized. The creditors of ATA Intelligent Learning do not have recourse to the general credit of ATA Testing or the Company.

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Concentration of cash and cash equivalents balances held at financial institutions

Cash and cash equivalents balances include deposits in:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	34,656,651	143,760,647
— Denominated in U.S. Dollar (“USD”)	731	34

Total cash balances held at mainland PRC financial institutions	34,657,382	143,760,681

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	503	672
— Denominated in Hong Kong Dollar (“HKD”)	9,725,249	8,064,121
— Denominated in USD	8,922,062	38,358,069
— Denominated in Great Britain Pound	173,298	402,799

Total cash and cash equivalents balances held at HKSAR financial institutions	18,821,112	46,825,661

Total cash and cash equivalents balances held at financial institutions	53,478,494	190,586,342

The bank deposits with financial institutions in the PRC are insured by the government authority up to RMB 500,000. The bank deposits with financial institutions in the HKSAR are insured by the government authority up to HKD 500,000.  To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and HKSAR with acceptable credit rating.